Financial Assets - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	$ 12,559	$ 129,319
Argentina Treasury Bonds | TDE25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-25
Interest rate	3.25%
Linked with	U.S. Dollar/CER index*
Financial assets at fair value through profit or loss		2,149
Argentina Treasury Bonds | TDE25 | US Dollar
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Interest rate	0.00%
Argentina Treasury Bonds | TV25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Mar-25
Interest rate	0.50%
Linked with	Dollar linked
Financial assets at fair value through profit or loss		9,130
Argentina Treasury Bonds | TZV25
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jun-25
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss		61,136
Argentina Treasury Bonds | S31L5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jul-25
Interest rate	4.00%
Financial assets at fair value through profit or loss		583
Argentina Treasury Bonds | S29G5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Aug-25
Interest rate	3.90%
Financial assets at fair value through profit or loss		5,875
Argentina Treasury Bonds | S10N5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Nov-25
Interest rate	2.20%
Financial assets at fair value through profit or loss	$ 3,123
Argentina Treasury Bonds | D16E6
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-26
Interest rate	0.00%
Linked with	Dollar linked
Financial assets at fair value through profit or loss	$ 9,436
Argentina Treasury Notes | S31E5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jan-25
Interest rate	5.50%
Financial assets at fair value through profit or loss		29,918
Argentina Treasury Notes | S30J5
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Jun-25
Interest rate	3.90%
Financial assets at fair value through profit or loss		5,676
Brazil Money Market | LFT
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Maturity date	Apr-25
Interest rate	0.08%
Financial assets at fair value through profit or loss		$ 14,852